Supplemental Income Statement Information (Tables)	12 Months Ended
Dec. 31, 2017
Supplemental Income Statement Information
Schedule of other expense (income)

(Millions)	2017	2016	2015
Interest expense	$322	$199	$149
Interest income	(50)	(29)	(26)
Pension and postretirement net periodic benefit cost (benefit)	(128)	(196)	34
Total	$144	$(26)	$157